Disclosures about fair value of financial instruments - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Recurring - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash equivalents	$ 173,653	$ 198,811
Short-term Investments	37,459	0
Derivatives	93,177	121,031
Total Assets	304,289	319,842
Liabilities
Derivatives	29,529	22,977
Total Liabilities	29,529	22,977
Quoted Prices in Active Markets For Identical Assets (Level 1)
Assets
Cash equivalents	173,653	198,811
Short-term Investments	25,000	0
Derivatives	0	0
Total Assets	198,653	198,811
Liabilities
Derivatives	0	0
Total Liabilities	0	0
Significant Other Observable Inputs (Level 2)
Assets
Cash equivalents	0	0
Short-term Investments	12,459	0
Derivatives	93,177	121,031
Total Assets	105,636	121,031
Liabilities
Derivatives	29,529	22,977
Total Liabilities	29,529	22,977
Significant Unobservable Inputs (Level 3)
Assets
Cash equivalents	0	0
Short-term Investments	0	0
Derivatives	0	0
Total Assets	0	0
Liabilities
Derivatives	0	0
Total Liabilities	$ 0	$ 0